Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Analysis of Costs Charged to Operating Profit
The analysis of the costs charged to operating profit under these programmes was as follows:

	2019 £m	2018 £m	2017 £m
Increase in provision for Major restructuring programmes (see Note 31 )	345	450	259
Amount of provision reversed unused (see Note 31 )	(148)	(99)	(43)
Impairment losses recognised	521	130	278
Other non-cash charges	99	72	247
Other cash costs	288	256	315

	1,105	809	1,056

Summary of analysis of charges by income statement
The analysis of Major restructuring charges by programme was as follows:

			2019
	Cash £m	Non-cash £m	Total £m
2018 major restructuring programme (including Tesaro)	227	572	799
Consumer Healthcare Joint Venture integration programme	248	4	252
Combined restructuring and integration programme	10	44	54

	485	620	1,105

Summary of Major Restructuring Charges
The analysis of Major restructuring charges by income statement line was as follows:

	2019 £m	2018 £m	2017 £m
Cost of sales	658	443	545
Selling, general and administration	332	315	248
Research and development	114	49	263
Other operating expense	1	2	—

	1,105	809	1,056